FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Statement1 [Line Items]
Increase decrease in interest rate	$ 997,000	$ 536,000	$ 1,103,000
Increase decrease in hedging reserve in commodity price	$ 460,000	778,000	206,000
Commodity price rate	10.00%
Increase decrease in commodity price	$ 0	$ 0	$ 0
Percentage of reasonably possible decrease in unobservable input entity own equity instruments	10.00%	10.00%	10.00%
London Inter Bank Offered Rate LIBOR [Member]
Statement1 [Line Items]
Borrowings, interest rate	4.70%			0.10%
Shipping Market Price Sensitivity [Member]
Statement1 [Line Items]
Percentage of reasonably possible increase in unobservable input entity own equity instruments	10.00%	10.00%	10.00%
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable inputs recognized in profit or loss after tax liabilities	$ 0	$ 0	$ 0
Increase decrease in fair value measurement due to reasonably possible increase in unobservable inputs recognized in profit or loss after tax liabilities	0	0	0
Shipping Market Price Sensitivity [Member] | Reserve of gains and losses on hedging instruments that hedge investments in equity instruments [member]
Statement1 [Line Items]
Increase decrease in fair value measurments due to reasonably possible increase in unobservable input entity own equity instruments	0	671,000	0
Increase decrease in fair value measurments due to reasonably possible decrease in unobservable input entity own equity instruments	$ 0	$ 671,000	$ 0